                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549



                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-05273
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                             Van Kampen Income Trust
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               (Exact name of registrant as specified in charter)

  1221 Avenue of the Americas, New York, New York               10020
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     (Address of principal executive offices)                 (Zip code)

                              Amy R. Doberman Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                   -----------------------------

Date of fiscal year end:   12/31
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Date of reporting period:   7/1/04-6/30/05
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ITEM 1. PROXY VOTING RECORD

The Registrant held no securities during the period July 1, 2003 through June 30, 2004 which required proxy votes and therefore there are no voting records to report.

The Registrant held no securities during the period July 1, 2004 through June 30, 2005 which required proxy votes and therefore there are no voting records to report.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Van Kampen Income Trust
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By  (Signature and Title):
                                      /s/ Ronald E. Robison

                                   Principal Executive Officer
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Date   August 25, 2005
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